Preferred Stock (Schedule of Preferred Stock ) (Detail) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended
	Sep. 30, 2018	Jan. 03, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Preferred stock	$ 368,767		$ 263,317
Series B Preferred Stock
Class of Stock [Line Items]
Preferred stock	$ 187,190		146,649
Preferred shares issued at $0.01 par value (in shares)	155,000
Preferred stock, par value (in dollars per share)	$ 0.01
Preferred Stock, Shares Outstanding	155,000
Share issued, price per share (in dollars per share)	$ 1,000.00
Preferred Stock, Dividend Rate, Percentage	17.573%
Preferred stock redemption term	8 years
Series B Preferred Stock | 12 - 24 months from closing date
Class of Stock [Line Items]
Preferred stock redemption rights	105.00%
Series B Preferred Stock | 24 - 36 months from closing date
Class of Stock [Line Items]
Preferred stock redemption rights	103.00%
Series B Preferred Stock | Minimum
Class of Stock [Line Items]
Dividend rate, component two	4.75%
Series B Preferred Stock | Maximum
Class of Stock [Line Items]
Dividend rate, component two	12.50%
Series B Preferred Stock | London Interbank Offered Rate (LIBOR)
Class of Stock [Line Items]
Dividend rate, component one, basis spread on variable rate	3.00%
Series C Preferred Stock
Class of Stock [Line Items]
Preferred stock	$ 94,358		76,096
Preferred shares issued at $0.01 par value (in shares)	55,000
Preferred Stock, Shares Outstanding	55,000
Share issued, price per share (in dollars per share)	$ 1,000.00
Preferred Stock, Dividend Rate, Percentage	17.573%
Preferred stock redemption term	8 years
Series C Preferred Stock | 0 - 12 months from closing date
Class of Stock [Line Items]
Preferred stock redemption rights	65.00%
Series C Preferred Stock | Minimum
Class of Stock [Line Items]
Dividend rate, component two	4.75%
Series C Preferred Stock | Maximum
Class of Stock [Line Items]
Dividend rate, component two	12.50%
Series C Preferred Stock | London Interbank Offered Rate (LIBOR)
Class of Stock [Line Items]
Dividend rate, component one, basis spread on variable rate	3.00%
Series D Preferred Stock
Class of Stock [Line Items]
Preferred stock	$ 1,159		6,672
Preferred shares issued at $0.01 par value (in shares)	100
Preferred Stock, Shares Outstanding	100
Share issued, price per share (in dollars per share)	$ 1.00
Preferred stock redemption term	8 years
Series E Preferred Stock
Class of Stock [Line Items]
Preferred stock	$ 43,387		33,900
Preferred shares issued at $0.01 par value (in shares)	90,000
Preferred Stock, Shares Outstanding	37,500
Share issued, price per share (in dollars per share)	$ 1,000.00
Dividend rate, component two	8.50%
Preferred Stock, Dividend Rate, Percentage	15.823%
Preferred stock redemption term	6 years
Series E Preferred Stock | 12 - 24 months from closing date
Class of Stock [Line Items]
Preferred stock redemption rights	103.50%
Series E Preferred Stock | 0 - 12 months from closing date
Class of Stock [Line Items]
Preferred stock redemption rights	106.50%
Series E Preferred Stock | London Interbank Offered Rate (LIBOR)
Class of Stock [Line Items]
Dividend rate, component one, basis spread on variable rate	5.25%
Series F Preferred Stock
Class of Stock [Line Items]
Preferred shares issued at $0.01 par value (in shares)	35,728
Preferred Stock, Shares Outstanding	35,728
Share issued, price per share (in dollars per share)	$ 1,000.00
Preferred Stock, Dividend Rate, Percentage	15.823%
Preferred stock redemption term	6 years
Series F Preferred Stock | 12 - 24 months from closing date
Class of Stock [Line Items]
Preferred stock redemption rights	103.50%
Series F Preferred Stock | 0 - 12 months from closing date
Class of Stock [Line Items]
Preferred stock redemption rights	106.50%
Series F Preferred Stock | Refinancing date
Class of Stock [Line Items]
Preferred stock redemption rights	101.00%
Series F Preferred Stock | London Interbank Offered Rate (LIBOR)
Class of Stock [Line Items]
Dividend rate, component one, basis spread on variable rate	5.25%
Series E-1 Preferred Stock
Class of Stock [Line Items]
Preferred stock	$ 42,673		$ 0
Preferred stock, par value (in dollars per share)		$ 0.01
Share issued, price per share (in dollars per share)	$ 1,000
Series E-1 Preferred Stock | 12 - 24 months from closing date
Class of Stock [Line Items]
Preferred stock redemption rights	103.50%
Series E-1 Preferred Stock | 0 - 12 months from closing date
Class of Stock [Line Items]
Preferred stock redemption rights	106.50%
Series E-1 Preferred Stock | London Interbank Offered Rate (LIBOR)
Class of Stock [Line Items]
Dividend rate, component one, basis spread on variable rate	5.25%
Series E-1 Preferred Stock, Option 2
Class of Stock [Line Items]
Share issued, price per share (in dollars per share)	$ 960